Equity - Increase of authorized share capital (Details)	May 23, 2023 $ / shares shares	Dec. 31, 2024 $ / shares shares	Jun. 30, 2024 $ / shares shares	Feb. 06, 2024 shares	Feb. 05, 2024 shares	Jun. 30, 2023 $ / shares shares	Apr. 27, 2022 USD ($) $ / shares shares
Equity
Value of ordinary shares authorized | $							$ 3,000,000
Increase in share capital | $							$ 1,500,000
Increase in ordinary shares | shares							150,000,000
Number of ordinary shares authorized | shares	10,000,000	10,000,000	10,000,000	500,000,000	10,000,000	10,000,000	300,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.3	$ 0.3	$ 0.3			$ 0.3	$ 0.01
Reverse share split	0.03